Employee Contribution Plan	12 Months Ended
Dec. 31, 2025
Employee Contribution Plan [Abstract]
Employee contribution plan
12.	Employee contribution plan

The Company operates in the Philippines, where applicable laws require both employers and employees to contribute to statutory benefit programs, including the Social Security System (“SSS”), the Home Development Mutual Fund (“Pag-IBIG Fund”), and the Philippine Health Insurance Corporation (“PhilHealth”).

Contributions to these programs are recognized as employee benefit expenses in the Company’s consolidated financial statements and are determined based on applicable statutory contribution rates and salary levels, subject to prescribed caps.

The SSS provides social security benefits such as sickness, maternity, disability, retirement, and death benefits. The Pag-IBIG Fund provides housing-related and short-term financing programs as well as savings and dividend benefits. PhilHealth provides healthcare coverage, including inpatient and outpatient services.

The Company’s contributions to these statutory benefit programs were $19,508 and $25,393 for the years ended December 31, 2025 and 2024, respectively.